Income Tax Expense (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Components Of Income Tax Expense Benefit [Line Items]
Deferred tax effects of unrealized gains and losses on available for sale securities	₨ (11,425.5)	₨ 6,310.3	₨ (3,771.9)
Reclassification adjustment for net (gain)/loss included in net income, tax	(69.5)	10.0	103.8
Amortization of Intangible Assets
Components Of Income Tax Expense Benefit [Line Items]
Deferred income tax benefits on the amortization of intangible assets	₨ 74.4	₨ 495.6	₨ 747.7